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                                                                    THE HARTFORD

August 27, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re:     Hartford Life Insurance Company Separate Account Seven ("Registrant")

        File No. 333-148564     Hartford Leaders Series V
                                Huntington Hartford Leaders Series III
                                Hartford Leaders Select Series III
        File No. 333-136547     Hartford Leaders Foundation Series II
        File No. 333-159545     Hartford Leaders Series V-A

        Hartford Life and Annuity Insurance Company Separate Account Seven ("Registrant")

        File No. 333-148565     Hartford Leaders Series V
        File No. 333-136548     Hartford Leaders Foundation Series II
        File No. 333-159547     Hartford Leaders Series V-A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the above-referenced Registrants, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendments; and

       2. The text of the Registrant's most recent post-effective amendments were filed electronically with the Securities and Exchange Commission on August 24, 2009.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist

Enclosure